UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/13 – 6/30/14

Item 1.         Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

Company Name	Security ID	Meeting Type	Meeting Date	Sponsor	Proposal	Management Recommendation	Vote Cast
Foresight Energy LLC 9.625% 144A Notes due August 15, 2017	B4W3WP3	Consent and Tender	8/20/13	N/A	Tender and consent prior to the early tender deadline.	N/A	Yes
MAGNETATION LLC 144A 11% notes due May 15, 2018	559417AA8	Consent	6/26/14	N/A	Vote for the proposed amendments.	N/A	Yes
99 Cents Only Stores Company 11.00% Notes Due December 15, 2019	B8Y8XB7	Consent	9/19/13	N/A	Consent to the proposed amendments to receive a payment of 2.50 USD.	N/A	No
Ainsworth Lumber LTD 7.5% Notes due December 15, 2017	B92RT60	Consent	10/7/13	N/A	Consent to the proposed amendments to receive a payment of 2.50 USD per share.	N/A	Yes
Ardagh PKG Fin/MP 7.00% notes due November 15, 2020	B9338G0	Consent	10/11/13	N/A	Consent to the proposed amendments to receive a payment of TBD USD per 1,000 P/A.	N/A	No
Ciech Group Financing 9.50% 144A Notes due November 30, 2019	1719949B4	Consent	5/14/14	N/A	Consent granted.	N/A	Yes
Corelogic Inc. 7.25% Notes due June 1, 2021	B71Q2P4	Consent	11/4/13	N/A	Consent	N/A	Yes
Davita Inc. 6.375% Notes due November 1, 2018	23918KAL2	Consent and Tender	6/11/14	N/A	Tender and consent prior to the early deadline.	N/A	No
Digicel Group LTD 10.50% 144A Notes due April 15, 2018	25380WAC0	Consent and Tender	3/20/14	N/A	Tender and consent prior to the early deadline.	N/A	No
General Cable Corp 5.75% notes due October 1, 2022	B86PML9	Consent	11/5/13	N/A	Consent to the proposed amendments to receive a payment of 2.50 USD per 1,000 P/A.	N/A	No
JAGUAR HOLDING CO I 144A 9.375% note due October 15, 2017	47009RAA0	Consent	6/23/14	N/A	Consent to the proposed amendments.	N/A	Yes
Lender Process Services 5.75% notes due April 15, 2023	B8JTQQ1	Consent	1/30/14	N/A	Consent to the proposed amendments.	N/A	No
Marfrig Overseas LTD 144A 9.625% notes due November 16, 2016	B1HH8H3	Consent and Tender	9/3/13	N/A	Tender to receive a Total Consideration of 1,035.00 USD per 1,000.00 USD P/A. Holders will receive accrued and unpaid interest up to, but excluding, the settlement date.	N/A	Yes
Shea Homes Lp/ FNDG 8.625% notes due May 15, 2019	B7YQSP3	Consend	10/23/13	N/A	Consent to the proposed amendments to receive a payment of 2.50 USD per 1,000 P/A.	N/A	Yes
Shearers Escrow 9.00% notes due November 1, 2019	B84YPW0	Consent	2/27/14	N/A	Consent.	N/A	Yes
US Foods Inc 8.5% due June 30, 2019	90290MAA9	Consent	12/11/13	N/A	Consent to the proposed amendments.	N/A	Yes
Wind Acquisition Fin SA 6.50% notes due April 30, 2020	B9JKMC9	Consent	3/28/2014	N/A	Consent to only the base 2013 indenture proposed amendments and waivers.	N/A	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 27, 2014

* Print the name and title of each signing officer under his or her signature.

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